POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Increase in defined benefit obligation	R$ 2,871,887
Decrease in defined benefit obligation	3,168,460
Salary growth
Sensitivity analysis
Increase in defined benefit obligation	277,681
Decrease in defined benefit obligation	R$ 258,420